Intangible Assets and Goodwill - Schedule of Goodwill and Intangible Assets Rollforward (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	$ 111,421	$ 78,853	$ 43,751
Intangible assets and goodwill at end of period	112,830	111,421	78,853
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	93,678	17,832	61
Intangible assets and goodwill at end of period	93,655	93,678	17,832
Development Costs
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	69,632	50,781	14,878
Intangible assets and goodwill at end of period	69,706	69,632	50,781
Intangibles under Development
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	21,868	21,138	28,873
Intangible assets and goodwill at end of period	24,606	21,868	21,138
Customer Relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	11,020	2,255	0
Intangible assets and goodwill at end of period	10,827	11,020	2,255
Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	4,767	3,217	0
Intangible assets and goodwill at end of period	4,017	4,767	3,217
Physician Networks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	3,937	1,462	0
Intangible assets and goodwill at end of period	3,608	3,937	1,462
Licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	197	0	0
Intangible assets and goodwill at end of period	66	197	0
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	159,814	98,100	44,431
Acquisitions through business combinations		29,240	7,900
Additions	10,071	33,999	43,967
Transfers		0	0
Effect of movements in foreign exchange	(3,289)	(1,525)	1,802
Intangible assets and goodwill at end of period	166,596	159,814	98,100
Cost | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	93,678	17,832	61
Acquisitions through business combinations		75,846	17,771
Additions		0	0
Transfers		0	0
Effect of movements in foreign exchange	(23)	0	0
Intangible assets and goodwill at end of period	93,655	93,678	17,832
Cost | Development Costs
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	109,356	69,062	15,558
Acquisitions through business combinations		8,550	0
Additions		0	940
Transfers	6,803	33,056	51,932
Effect of movements in foreign exchange	(2,759)	(1,312)	632
Intangible assets and goodwill at end of period	113,400	109,356	69,062
Cost | Intangibles under Development
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	21,868	21,138	28,873
Acquisitions through business combinations		0	0
Additions	10,071	33,999	43,027
Transfers	(6,803)	(33,056)	(51,932)
Effect of movements in foreign exchange	(530)	(213)	1,170
Intangible assets and goodwill at end of period	24,606	21,868	21,138
Cost | Customer Relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	14,700	3,100	0
Acquisitions through business combinations		11,600	3,100
Additions		0	0
Transfers			0
Effect of movements in foreign exchange		0	0
Intangible assets and goodwill at end of period	14,700	14,700	3,100
Cost | Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	8,300	3,300	0
Acquisitions through business combinations		5,000	3,300
Additions		0	0
Transfers			0
Effect of movements in foreign exchange		0	0
Intangible assets and goodwill at end of period	8,300	8,300	3,300
Cost | Physician Networks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	5,000	1,500	0
Acquisitions through business combinations		3,500	1,500
Additions		0	0
Transfers			0
Effect of movements in foreign exchange		0	0
Intangible assets and goodwill at end of period	5,000	5,000	1,500
Cost | Licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	590	0	0
Acquisitions through business combinations		590	0
Additions		0	0
Transfers		0	0
Effect of movements in foreign exchange		0	0
Intangible assets and goodwill at end of period	590	590	0
Amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(48,393)	(19,247)	(680)
Amortization for the period	6,467	28,990	11,123
Impairment charge		(941)	(6,436)
Effect of movements in foreign exchange	(1,094)	(785)	1,008
Intangible assets and goodwill at end of period	(53,766)	(48,393)	(19,247)
Amortization and impairment | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	0	0	0
Amortization for the period		0	0
Impairment charge		0	0
Effect of movements in foreign exchange		0	0
Intangible assets and goodwill at end of period		0	0
Amortization and impairment | Development Costs
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(39,724)	(18,281)	(680)
Transfers	6,800
Amortization for the period	5,064	21,287	10,157
Impairment charge		(941)	(6,436)
Effect of movements in foreign exchange	(1,094)	(785)	1,008
Intangible assets and goodwill at end of period	(43,694)	(39,724)	(18,281)
Amortization and impairment | Intangibles under Development
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	0	0	0
Amortization for the period		0	0
Impairment charge		0	0
Effect of movements in foreign exchange		0	0
Intangible assets and goodwill at end of period		0	0
Amortization and impairment | Customer Relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(3,680)	(845)	0
Amortization for the period	193	2,835	845
Impairment charge		0	0
Effect of movements in foreign exchange		0	0
Intangible assets and goodwill at end of period	(3,873)	(3,680)	(845)
Amortization and impairment | Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(3,533)	(83)	0
Amortization for the period	750	3,450	83
Impairment charge		0	0
Effect of movements in foreign exchange		0	0
Intangible assets and goodwill at end of period	(4,283)	(3,533)	(83)
Amortization and impairment | Physician Networks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(1,063)	(38)	0
Amortization for the period	329	1,025	38
Impairment charge		0	0
Effect of movements in foreign exchange		0	0
Intangible assets and goodwill at end of period	(1,392)	(1,063)	(38)
Amortization and impairment | Licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(393)	0	0
Amortization for the period	131	393	0
Impairment charge		0	0
Effect of movements in foreign exchange		0	0
Intangible assets and goodwill at end of period	$ (524)	$ (393)	$ 0